Accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of the Impact of Adopting IFRS 15

The following table summarises the impact of adopting IFRS 15 on the Group’s consolidated income statement for the six months ended 30 June 2017 and the year end 31 December 2017.

	Six months ended 30 June 2017			Year ended 31 December 2017
	As previously reported	IFRS 15 adjustments	As restated	As previously reported	IFRS 15 adjustments	As restated
	£m	£m	£m	£m	£m	£m
Revenue	7,403.6	246.8	7,650.4	15,265.4	538.8	15,804.2
Costs of services	(6,035.5)	(246.8)	(6,282.3)	(12,090.2)	(538.8)	(12,629.0)
Gross profit	1,368.1	—	1,368.1	3,175.2	—	3,175.2